Geographic Concentrations - Additional Information (Details) - United States - Geographic Concentration Risk			12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue
Concentration Risk [Line Items]
Concentration percentage			90.00%	86.00%	86.00%
Minimum | Property and Equipment
Concentration Risk [Line Items]
Concentration percentage	95.00%	95.00%